BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3%
	AEROSPACE & DEFENSE - 9.1%
174,972	Rolls-Royce Holdings plc	$2,803,132

	AUTOMOTIVE - 4.5%
601	Rheinmetall A.G.	1,401,411

	BANKING - 5.8%
118,136	Banco Santander S.A.	1,231,804
5,678	Erste Group Bank A.G.	555,084
		1,786,888
	E-COMMERCE DISCRETIONARY - 9.3%
5,640	Amazon.com, Inc.(a)	1,238,375
51,102	Coupang, Inc.(a)	1,645,483
		2,883,859
	ENGINEERING & CONSTRUCTION - 4.9%
1,828	Comfort Systems USA, Inc.	1,508,429

	INSTITUTIONAL FINANCIAL SERVICES - 4.8%
4,395	Evercore, Inc., Class A	1,482,521

	INSURANCE - 5.8%
129,407	Prudential PLC	1,813,580

	INTERNET MEDIA & SERVICES - 4.9%
2,049	Meta Platforms, Inc., Class A	1,504,745

	LEISURE FACILITIES & SERVICES - 5.2%
9,868	Live Nation Entertainment, Inc.(a)	1,612,431

	MACHINERY - 4.0%
6,708	Crane Company	1,235,211

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BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 100.3% (Continued)
	PUBLISHING & BROADCASTING - 6.5%
19,259	Liberty Media Corp-Liberty Formula One(a)	$2,011,603

	RETAIL - DISCRETIONARY - 6.3%
449	AutoZone, Inc.(a)	1,926,318

	SEMICONDUCTORS - 9.3%
4,420	Broadcom, Inc.	1,458,202
5,080	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,418,793
		2,876,995
	SOFTWARE - 9.7%
3,944	Cadence Design Systems, Inc.(a)	1,385,369
3,100	Microsoft Corporation	1,605,645
		2,991,014
	SPECIALTY FINANCE - 2.8%
4,015	Capital One Financial Corporation	853,509

	TRANSPORTATION & LOGISTICS - 1.9%
2,996	DSV A/S	596,342

	WHOLESALE - CONSUMER STAPLES - 5.5%
16,288	Performance Food Group Company(a)	1,694,604

	TOTAL COMMON STOCKS (Cost $28,105,285)	30,982,592

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BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.3%
	MONEY MARKET FUNDS - 4.3%
1,342,706	Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.02% (Cost $1,342,706)(b)	$1,342,706

	TOTAL INVESTMENTS - 104.6% (Cost $29,447,991)	$32,325,298
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.6)%	(1,443,166)
	NET ASSETS - 100.0%	$30,882,132

ADR	American Depositary Receipt
A.G.	Akiengesellschaft
A/S	Aktieselskab
PLC	Public Limited Company
S.A.	Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

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